SETH R. MOLAY, P.C.

214-969-4780/fax: 214-969-4343

smolay@akingump.com

March 7, 2006

Securities and Exchange Commission

100 F Street, NE

Mail Stop 7010

Washington, D.C. 20549

Attn:	H. Roger Schwall
Donna Levy
Mail Stop 7010

Re:	Bronco Drilling Company, Inc.
Registration Statement on Form S-1, filed on January 31, 2006
File No. 333-131420

Dear Mr. Schwall and Ms. Levy:

On behalf of Bronco Drilling Company, Inc., a Delaware corporation (the “Company”), we enclose for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the applicable rules and regulations under the Securities Act, Amendment No. 1 (the “Amendment”) to the Registration Statement on Form S-1, File No. 333-131420, filed on January 31, 2006 (the “Registration Statement”).

The Registration Statement has been amended to reflect responses to the comments received from the Securities and Exchange Commission Staff (the “Staff”) set forth in the Staff’s comment letter, dated March 1, 2006 (the “Comment Letter”), relating to the Registration Statement. For your convenience, each response is preceded by the Staff’s comment to which the response relates.

General

1.	Comment: Please provide all of the information required by Item 403(a) of Regulation SK in regard to any person who you know to be the beneficial owner of more than 5% of any class of your voting securities. We also note that a Schedule 13G has recently been filed by Wellington Management regarding ownership of your common stock.

Response: In response to the Staff’s comment, the Company has revised the Principal and Selling Stockholders table to include each holder who the Company knows to be the

1700 Pacific Avenue, Suite 4100 / Dallas, Texas 75201-4675 / 214.969.2800 / fax: 214.969.4343 / akingump.com

Securities and Exchange Commission

March 7, 2005

beneficial owner of more than 5% of any class of the Company’s voting securities, including Wellington Management.

2.	Comment: In footnote 2 to this table, please identify the natural persons with power to vote or to dispose of the securities offered for resale by the entity listed as a selling shareholder. See Interpretation No. 4S of the Regulation S-K section of the Division of Corporation Finance’s March 1999 Supplement to the Manual of Publicly Available Telephone Interpretations.

Response: In response to the Staff’s comment, the Company has revised footnote 2 to the Principal and Selling Stockholders table to identify the natural persons with power to vote or to dispose of the securities offered for resale by Bronco Drilling Holdings, L.L.C.

In addition, please be advised that in its acceleration request the Company will acknowledge the following:

(1)	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

(2)	Staff comments or changes to disclosure in response to Staff comments do not foreclose the Securities and Exchange Commission (the “Commission”) from taking any action with respect to the filing; and

(3)	the Company may not assert Staff’s comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions with respect to the foregoing, please call me at (214) 969-4780.

Sincerely,

/s/ Seth R. Molay, P.C.

Seth R. Molay, P.C.

Enclosures

cc:	D. Frank Harrison, w/encls.
Chief Executive Officer

Zachary M. Graves, w/encls.
Chief Financial Officer

Mark Dubberstein, w/encls.
General Counsel